Organization and Summary of Significant Accounting Policies (Details 12) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Other Income and Expenses [Abstract]
Foreign currency transaction gain (loss)	$ 3,075	$ (36)	$ (395)
Rabbi Trust gain	96	211	164
Unrealized gain on Mexican peso option contracts			395
Realized loss on Mexican peso option contracts			(12)
Other	310	97	177
Other income, net	$ 3,481	$ 272	$ 329